Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of trade and other receivables, net
8.1.	Trade and other receivables, net

	12.31.2018	12.31.2017
Receivables from contracts with customers
Third parties	6,614	6,995
Related parties
Investees (note 19.1)	682	530
Receivables from the electricity sector (note 8.4) (*)	4,400	5,247
Subtotal	11,696	12,772
Other trade receivables
Third parties
Receivables from divestments (**)	1,296	872
Finance lease receivables	519	550
Other receivables	1,325	1,647
Related parties
Diesel subsidy (note 19.1.1)	400	-
Petroleum and alcohol accounts - receivables from Brazilian Government (note 19.1.2)	307	251
Subtotal	3,847	3,320
Total trade receivables	15,543	16,092
Expected credit losses (ECL) - Third parties	(3,390)	(3,686)
Expected credit losses (ECL) - Related parties	(915)	(2,259)
Total trade receivables, net	11,238	10,147
Current	5,746	4,972
Non-current	5,492	5,175

(*) It includes the amount of US$ 199 at December 31, 2018 (US$ 233 at December 31, 2017) regarding finance lease receivable from Amazonas Distribuidora de Energia.

(**) It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.

Summary of Aging of Trade and Other Receivables
8.2.	Aging of trade and other receivables – third parties

	12.31.2018		12.31.2017

	Trade receivables	Credit losses	Trade receivables	Credit losses
Current	5,863	(360)	5,760	(274)
Overdue:
1-90 days	484	(54)	596	(73)
91-180 days	35	(12)	52	(36)
181-365 days	48	(20)	83	(47)
More than 365 days	3,325	(2,944)	3,573	(3,256)
Total	9,755	(3,390)	10,064	(3,686)

Schedule of Changes in credit losses provision
8.3.	Changes in credit losses provision

	Jan-Dec/2018	Jan-Dec/2017
Opening balance	5,945	5,426
Initial application of IFRS 9	122	-
Additions	104	708
Write-offs	(1,253)	(110)
Transfer of assets held for sale	6	-
Cumulative translation adjustment	(619)	(79)
Closing balance	4,305	5,945
Current	1,715	2,068
Non-current	2,590	3,877

Schedule of trade receivables - electricity sector
8.4.	Trade receivables – electricity sector (isolated electricity system in the northern region of Brazil)

Receivables from electricity sector	Receivables outside the scope of DAAs*	DAA 2014	DAA 2018	Finance lease	Others	Total
Receivables	2,381	3,107	-	233	4	5,725
ECL	(2,187)	(332)	-	-	(4)	(2,523)
Balance at December 31, 2017	194	2,775	-	233	-	3,202
Sales	1,226	-	-	-	-	1,226
Amounts received	(757)	(374)	(532)	(39)	(3)	(1,705)
Interest	38	161	22	40	-	261
Derecognition of receivables	(1,240)	-	-	(1)	-	(1,241)
Agreements in 2018	-	127	1,291	-	-	1,418

(Additions)/reversals of ECL	(508)	291	-	-	3	(214)
Derecognition of receivables - ECL	1,240	-	-	-	-	1,240
CTA	(27)	(425)	(43)	(34)	-	(529)
Balance at December 31, 2018	166	2,555	738	199	-	3,658
Receivables	1,348	2,560	739	199	1	4,847
ECL	(1,182)	(5)	(1)	-	(1)	(1,189)
Balance at December 31, 2018	166	2,555	738	199	-	3,658

* Debt acknowledgement agreements.

	Receivables	ECL	Total
Related parties - Eletrobras Group
Amazonas Energia - AME	3,747	(913)	2,834
Eletrobras	653	(2)	651
Total	4,400	(915)	3,485
Third parties
Cia de Gás do Amazonas - CIGÁS	156	(2)	154
Cia de Eletricidade do Amapá - CEA	228	(228)	-
Others	63	(44)	19
Total	447	(274)	173
Balance at December 31, 2018	4,847	(1,189)	3,658
Balance at December 31, 2017	5,725	(2,523)	3,202